Financial risk management - Fair value estimation (Details) - Level 2 - Carried at fair value - GBP (£) £ in Thousands	Dec. 31, 2018	Jun. 30, 2018	Jun. 30, 2017
Capital risk management and fair value estimation
Financial assets, at fair value	£ 3,184	£ 5,966	£ 3,896
Embedded foreign exchange derivatives | At fair value through profit and loss
Capital risk management and fair value estimation
Financial assets, at fair value	680	624	869
Forward foreign currency contracts | At fair value through profit and loss
Capital risk management and fair value estimation
Financial assets, at fair value		852	2,120
Interest rate swap | Derivatives used for hedging:
Capital risk management and fair value estimation
Financial assets, at fair value	£ 2,504	£ 4,490	£ 907